PIMCO REALPATH Blend 2035 Fund Expense Example - PIMCO REALPATH Blend 2035 Fund	Jun. 30, 2026 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 54
Expense Example, with Redemption, 3 Years	172
Expense Example, with Redemption, 5 Years	301
Expense Example, with Redemption, 10 Years	676
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	644
Expense Example, with Redemption, 3 Years	847
Expense Example, with Redemption, 5 Years	1,066
Expense Example, with Redemption, 10 Years	$ 1,695